Classification of operating expenses by nature (Tables)	9 Months Ended
Sep. 30, 2026
Analysis of income and expense [abstract]
Schedule of operating expense by nature
Details of classification of expenses by nature for the three and nine months ended September 30, 2026 and 2025 are as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Personnel expenses	$6,041	$6,692	$18,262	$19,654
Depreciation and amortization	2,183	2,148	6,669	3,862
Depreciation of right-of-use assets	524	364	1,497	940
Taxes and dues	7,819	4,808	19,525	13,090
Fees and commissions	25,807	31,573	81,963	86,828
Advertising expenses	12,369	13,319	39,218	37,301
Other expenses	2,022	1,937	6,024	5,517
Total (1)	$56,765	$60,841	$173,158	$167,192
(1)Represents the sum of cost of revenue, sales and marketing, research and development, and general and administrative expenses as included in the consolidated interim statement of comprehensive income.